INCOME TAXES - Deferred Tax Assets (Liability) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred income tax asset/(liability)
Valuation allowance	$ (99,428)	$ (112,847)
Total deferred income tax asset	99,637	380,858
Domestic Tax Authority
Deferred income tax asset/(liability)
Derivative financial instruments, net	(6,578)	28,907
Total deferred income tax asset	154,998	218,276
Deferred income tax assets
Property, plant and equipment	40,207	125,311
Tax loss carryforwards and other credits	101,909	40,891
Capital loss carryforwards and other capital items	101,078	107,681
Asset retirement obligation	11,368	17,368
Other	6,442	10,966
Foreign Tax Authority
Deferred income tax asset/(liability)
Other, net	5,077	(7,180)
Total deferred income tax asset		162,582
Total deferred income tax (liability)	(55,361)
Deferred income tax assets
Tax loss carryforwards and other credits	1,785	200,057
Asset retirement obligation	15,645	15,528
Deferred income tax (liabilities)
Property, plant and equipment	$ (77,868)	$ (45,824)